UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23338

FS Multi-Alternative Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Multi-Alternative Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record.

The following details FS Multi-Alternative Income Fund’s proxy voting record for the period from July 1, 2018 through June 30, 2019:

Issuer	State Street Institutional Investment Trust
CUSIP	85748FAB0
Meeting Date	18-Dec-18

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Elect Director John R. Costantino	Management	For	For
2	Elect Director Michael A. Jessee	Management	For	For
3	Elect Director Ellen M. Needham	Management	For	For
4	Elect Director Donna M. Rapaccioli	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Multi-Alternative Income Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	August 29, 2019